Commitments and Contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental expenses	¥ 71,379	¥ 76,599	¥ 86,830
Capital commitments	15,079
Guarantor Obligations, Current Carrying Value	242	¥ 212
Litigation Settlement, Expense			¥ 8,800
Loss Contingency, Damages Sought, Value	1,400
Loss Contingency Accrual, Provision	7,400
Revolving Credit Facility [Member]
Guarantor Obligations, Current Carrying Value	¥ 520,000